Note 9 - Staff Numbers and Costs	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of employee benefits [text block]
9
.            Staff numbers and costs

The average number of employees (including directors) during the year was:

	2018	2017	2016
Sales and Business Development	9	5	-
Central Services & Management	37	12	1
Production	148	26	-
Total	194	43	1

Their aggregate remuneration costs comprised:

(US dollars in thousands)	2018	2017	2016
Salaries, wages and incentives	11,857	5,605	102
Social security costs	2,457	398	-
Pension contributions	278	196	-
Short-term compensated absences	337	403	-
Total	14,929	6,602	102

Directors’ emoluments were
$1,130,570
(
2017:
$1,704,809;
2016:
nil
) of which the highest paid director received
$407,682
(
2017:
$1,297,504;
2016:
nil
). Director emoluments include employer social security costs.

Key Management Personnel:

(US dollars in thousands)	2018	2017	2016
Salaries, wages and incentives	2,281	3,014	-
Social security costs	217	194	-
Pension contributions	64	39	-
Short-term compensated absences	13	101	-
Total	2,575	3,348	-

Key management personnel are those below the Board level that have a significant impact on the operations of the business. The number of key management personnel, including directors for the year ended
March 31, 2018,
was
11
(
2017:
11;
2016:
nil
).